Investments accounted for using the equity method - Nature of investments in associates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Moyan (Shenzhen) Network Technology Co., Ltd
Summarised balance sheet
Equity interest in associate (in percent)	46.00%	46.00%
Hangzhou Pengai
Summarised balance sheet
Equity interest in associate (in percent)	30.00%
Shenzhen Yueji
Summarised balance sheet
Equity interest in associate (in percent)	30.00%
Mendis Aesthetic PTE. Ltd
Summarised balance sheet
Equity interest in associate (in percent)	44.40%	44.40%
Percentage of share capital acquired	22.20%